Provisions (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in other provisions [abstract]
Provisions, Beginning balance	£ 1,110
Additions	1,509
Amounts utilised	(1,748)
Unused amounts reversed	(247)
Exchange and other movements	234
Provisions, Ending balance	858
Not more than one year
Reconciliation of changes in other provisions [abstract]
Expected reimbursement, other provisions	764	£ 1,023
Not more than one year | Barclays Bank PLC
Reconciliation of changes in other provisions [abstract]
Expected reimbursement, other provisions	560	£ 881
Onerous contracts
Reconciliation of changes in other provisions [abstract]
Provisions, Beginning balance	2
Additions	0
Amounts utilised	(1)
Unused amounts reversed	(1)
Exchange and other movements	0
Provisions, Ending balance	0
Redundancy and restructuring
Reconciliation of changes in other provisions [abstract]
Provisions, Beginning balance	46
Additions	59
Amounts utilised	(42)
Unused amounts reversed	(19)
Exchange and other movements	1
Provisions, Ending balance	45
Undrawn contractually committed facilities and guarantees provided | IFRSs 9
Reconciliation of changes in other provisions [abstract]
Provisions, Beginning balance	499
Additions	133
Amounts utilised	0
Unused amounts reversed	(123)
Exchange and other movements	23
Provisions, Ending balance	532
Customer redress
Reconciliation of changes in other provisions [abstract]
Provisions, Beginning balance	266
Additions	846
Amounts utilised	(1,154)
Unused amounts reversed	(76)
Exchange and other movements	164
Provisions, Ending balance	46
Legal, competition and regulatory matters
Reconciliation of changes in other provisions [abstract]
Provisions, Beginning balance	211
Additions	422
Amounts utilised	(542)
Unused amounts reversed	(15)
Exchange and other movements	37
Provisions, Ending balance	113
Sundry provisions
Reconciliation of changes in other provisions [abstract]
Provisions, Beginning balance	86
Additions	49
Amounts utilised	(9)
Unused amounts reversed	(13)
Exchange and other movements	9
Provisions, Ending balance	£ 122